Dividends (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Dividends Paid and Proposed

	2020 cents per share	2019 cents per share	2018 cents per share	2020 $m	2019 $m	2018 $m
Paid during the year
Final (declared for previous year)	—	78.1	71.0	—	139	130

Interim	—	39.9	36.3	—	72	69

Special (note 29)	—	262.1	—	—	510	—

	—	380.1	107.3	—	721	199

Proposed (not recognised as a liability at 31 December)

Final	—	—	78.1	—	—	141